Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events	Subsequent events
In January 2021, AerCap Trust and AICDC co-issued $1.0 billion aggregate principal amount of 1.75% Senior Notes due 2026. The proceeds from the January Notes Offering will be used for general corporate purposes.
In January 2021, we sold all of our remaining NAS ordinary shares.

In February 2021, AerCap Trust and AICDC completed the redemption of all $544.0 million aggregate principal amount of their outstanding 4.5% Senior Notes due 2021.